Supplemental Cash Flow Information - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Supplemental Cash Flow Elements [Abstract]
Increase/decrease in prepaid income taxes	$ 23,000	$ (5,000)
Increase in accrual severance	11,444
Decrease in accrued taxes payable	(6,833)
Interest payable	$ 22,714